UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-3416
THE CALVERT FUND
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: First quarter ended December 31, 2007

Item 1. Schedule of Investments.
CALVERT INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007

	Principal
Asset Backed Securities - 3.1%	Amount	Value

ACLC Business Loan Receivables Trust, 5.678%, 10/15/21 (e)(r)	$3,169,286	$3,094,713
AmeriCredit Automobile Receivables Trust, 5.11%, 10/6/10	3,240,664	3,237,180
Atherton Franchisee Loan Funding LLC, 7.08%, 8/15/19 (e)	2,000,000	1,998,090
Capital Auto Receivables Asset Trust:
5.40%, 10/15/09	35,600,000	35,722,649
5.22%, 11/16/09	39,950,000	40,126,779
Captec Franchise Trust:
8.155%, 6/15/13 (e)	6,920,000	7,276,963
8.155%, 12/15/13 (e)	2,895,000	2,200,200
Countrywide Asset-Backed Certificates, 5.315%, 11/25/34 (r)	4,486,732	4,113,646
Dunkin Securitization, 5.779%, 6/20/31 (e)	20,750,000	19,998,725
Enterprise Mortgage Acceptance Co. LLC, 0.65%, 1/15/27 (e)(r)	25,245,112	512,791
FMAC Loan Receivables Trust:
2.934%, 11/15/18 (e)(r)	12,632,733	501,362
6.74%, 11/15/20 (e)	1,986,348	1,668,180
GE Dealer Floorplan Master Note Trust, 4.959%, 4/20/11 (r)	36,000,000	35,732,088
Golden Securities Corp., 5.525%, 12/2/13 (e)(r)	5,519,479	5,511,365
Household Automotive Trust, 3.93%, 7/18/11	19,315,052	19,241,781
SLM Student Loan Trust, 5.211%, 12/15/17 (r)	3,374,132	3,390,531
WFS Financial Owner Trust:
3.54%, 11/21/11	2,333,913	2,328,335
3.93%, 2/17/12	2,868,749	2,856,150
World Financial Network, Credit Card Master Note Trust, 5.398%, 5/15/12 (r)	3,900,000	3,904,473

Total Asset Backed Securities (Cost $193,762,394)		193,416,001

Collateralized Mortgage-Backed Obligations (privately originated) - 0.7%
American Home Mortgage Assets, 2.654%, 5/25/46 (r)	142,770,736	5,978,525
Chase Funding Mortgage Loan, 4.045%, 5/25/33	2,182,831	2,154,676
Impac CMB Trust:
5.185%, 9/25/34 (r)	1,618,383	1,590,064
5.125%, 4/25/35 (r)	8,031,904	7,456,540
5.175%, 4/25/35 (r)	2,878,099	2,761,225
5.135%, 5/25/35 (r)	10,530,044	9,794,286
5.185%, 8/25/35 (r)	9,034,645	8,890,439
Washington Mutual Alternative Mortgage Pass-Through Certificates, 0.632%, 7/25/46	141,183,716	1,411,837

Total Collateralized Mortgage-Backed Obligations (privately originated) (Cost $45,468,854)		40,037,592

	Principal
	Amount	Value

Commercial Mortgage-Backed Securities - 3.1%
Banc of America Commercial Mortgage, Inc., 5.449%, 1/15/49	11,700,000	11,677,150
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.205%, 12/11/49	45,600,000	45,626,448
Cobalt CMBS Commercial Mortgage Trust, 5.74%, 8/25/12 (r)	30,500,000	31,170,695
Crown Castle Towers LLC:
4.643%, 6/15/35 (e)	39,250,000	39,702,011
5.245%, 11/15/36 (e)	18,600,000	18,563,916
5.362%, 11/15/36 (e)	11,000,000	11,194,083
Global Signal:
Trust II, 4.232%, 12/15/14 (e)	12,895,000	12,648,705
Trust III, 5.361%, 2/15/36 (e)	22,820,000	23,243,311
LB-UBS Commercial Mortgage Trust, 6.41%, 12/15/19	69,670	69,683
Wachovia Bank Commercial Mortgage Trust, 0.65%, 12/15/35 (e)(r)	117,807,247	1,394,367

Total Commercial Mortgage-Backed Securities (Cost $193,789,343)		195,290,369

Corporate Bonds - 57.1%
AgFirst Farm Credit Bank:
7.30%, 10/14/49 (e)	19,950,000	18,815,444
8.393% to 12/15/11, floating rate thereafter to 12/15/16 (r)	16,725,000	17,790,516
6.585% to 06/15/12, floating rate thereafter to 6/29/49 (e)(r)	52,650,000	46,236,418
Alliance Mortgage Investments:
12.61%, 6/1/10 (r)(k)	3,077,944	—
15.36%, 12/1/10 (r)(k)	17,718,398	—
Anadarko Petroleum Corp., 5.391%, 9/15/09 (r)	15,250,000	15,015,664
APL Ltd., 8.00%, 1/15/24	13,525,000	13,051,625
Army Hawaii Family Housing , 6.50%, 6/15/50 (e)(r)	57,100,000	57,375,508
Asian Development Bank, 6.22%, 8/15/27	2,470,000	2,821,821
Atlantic Marine Corp Communities LLC, 6.158%, 12/1/51 (e)	23,670,000	23,002,506
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)(p)*	53,561,000	10,712,200
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	21,885,000	25,508,715
BAC Capital Trust XV, 5.924%, 6/1/56 (r)	86,270,000	77,979,770
BAE Systems Asset Trust, 6.664%, 9/15/13 (e)	40,691,424	41,912,167
Bank of Nova Scotia Trust Company of New York, 5.20%, 2/20/09	10,000,000	10,041,411
Basin Electric Power Cooperative, Inc.:
6.10%, 6/10/29 (e)(r)	25,900,000	25,891,453
6.40%, 6/10/30 (e)(r)	12,000,000	11,991,161
6.35%, 6/10/31 (e)(r)	49,500,000	49,465,187
6.75%, 5/1/32 (e)(r)	20,500,000	20,484,142
6.25%, 5/1/32 (e)(r)	20,000,000	19,989,221
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (e)	26,081,000	27,124,240
Bear Stearns Co’s, Inc.:
5.599%, 7/19/10 (r)	21,560,000	20,266,228
5.731%, 10/28/14 (r)	27,470,000	25,397,318

	Principal
	Amount	Value

BellSouth Telecommunications, Inc., STEP, 0.00% to 12/15/15, 6.65% thereafter to 12/15/95 (r)	20,000,000	10,734,200
BF Saul REIT, 7.50%, 3/1/14	15,100,000	14,043,000
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	128,906,000	123,009,815
Bunge Ltd. Finance Corp., 4.375%, 12/15/08	20,150,000	20,013,282
Burlington Northern Santa Fe Corp., 7.29%, 6/1/36	4,675,000	5,140,548
C8 Capital SPV Ltd., 6.64% to 12/31/14, floating rate thereafter to 12/31/49 (e)(r)	17,955,000	16,952,872
C10 Capital SPV Ltd., 6.722% to 12/31/16, floating rate thereafter to 12/31/49 (e)(r)	20,470,000	18,839,769
Calfrac Holdings LP, 7.75%, 2/15/15 (e)	13,750,000	13,096,875
CAM US Finance SA Sociedad Unipersonal, 5.061%, 2/1/10 (e)(r)	11,000,000	10,549,132
Camp Pendleton & Quantico Housing LLC, 5.937%, 10/1/43 (e)	1,150,000	1,184,796
Capmark Financial Group, Inc., 5.529%, 5/10/10 (e)(r)	12,260,000	9,885,330
Chesapeake Energy Corp., 6.50%, 8/15/17	23,901,000	23,034,589
Chevy Chase Bank FSB, 6.875%, 12/1/13	7,811,000	7,665,030
Chugach Electric Association, Inc., 6.55%, 3/15/11	2,780,000	2,981,475
Cinergy Global Resources, Inc., 6.20%, 11/3/08 (e)	13,500,000	13,688,921
CIT Group, Inc.:
5.052%, 2/21/08 (r)	9,780,000	9,693,681
5.253%, 3/12/10 (r)	4,970,000	4,550,982
6.10% to 3/15/17, floating rate thereafter to 3/15/67 (r)	24,487,000	18,028,812
Citigroup Capital XXI, 8.30% to 12/21/37, floating rate thereafter to 12/21/57 (r)	9,900,000	10,487,593
Citigroup, Inc.:
6.50%, 1/18/11	47,050,000	49,059,078
5.125%, 2/14/11	16,800,000	16,893,878
Compass Bancshares, Inc., 5.843%, 10/9/09 (e)(r)	18,200,000	18,078,190
Countrywide Financial Corp., 5.133%, 2/28/08 (r)	18,975,000	17,765,344
Credit Agricole SA, 6.637% to 5/31/17, floating rate thereafter to 12/31/49 (e)(r)	75,265,000	69,547,247
Dime Community Bancshares, Inc.:
9.25%, 5/1/10 (e)	2,000,000	2,183,613
9.25%, 5/1/10	500,000	545,903
Discover Financial Services:
5.663%, 6/11/10 (e)(r)	31,550,000	29,397,209
6.45%, 6/12/17 (e)	2,900,000	2,818,871
Dominion Resources, Inc., 5.687%, 5/15/08 (r)	6,800,000	6,820,872
Duke Energy Corp., 4.20%, 10/1/08	9,081,000	9,013,517
Enterprise Products Operating LP, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	71,765,000	65,172,268
Fidelity National Information Services, Inc., 4.75%, 9/15/08	2,500,000	2,477,670
First Republic Bank, 7.75%, 9/15/12	500	537
Fiserv, Inc., 6.125%, 11/20/12 (r)	3,250,000	3,308,158
Fisher Scientific International, Inc., 6.125%, 7/1/15	6,068,000	6,035,063
FMG Finance Pty Ltd.:
9.124%, 9/1/11 (e)(r)	44,995,000	46,288,606
10.00%, 9/1/13 (e)	20,075,000	22,107,594
Ford Motor Credit Co. LLC:
6.625%, 6/16/08	32,985,000	32,566,020
9.693%, 4/15/12 (r)	92,588,000	90,745,319

	Principal
	Amount	Value

Fort Knox Military Housing :
5.815%, 2/15/52 (e)	11,225,000	11,097,484
5.915%, 2/15/52 (e)	10,455,000	10,382,338
General Motors Acceptance Corp. LLC:
5.125%, 5/9/08	6,950,000	6,862,530
6.034%, 9/23/08 (r)	26,010,000	24,980,161
Giants Stadium LLC:
6.95%, 4/1/29 (e)(r)	66,675,000	66,675,000
5.95%, 4/1/37 (e)(r)	55,275,000	55,275,000
5.97%, 4/1/37 (e)(r)	30,600,000	30,600,000
Glitnir banki HF:
5.403%, 10/15/08 (e)(r)	30,230,000	29,298,891
4.75%, 10/15/10 (e)	6,000,000	5,881,210
5.62%, 1/21/11 (e)(r)	26,000,000	24,663,988
6.375%, 9/25/12 (e)	77,675,000	75,989,777
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (e)(r)	8,400,000	8,204,848
GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (e)	37,050,000	37,431,615
GMAC LLC:
6.125%, 1/22/08	50,400,000	50,320,217
6.119%, 5/15/09 (r)	84,030,000	77,955,698
Golden State Petroleum Transport Corp., 8.04%, 2/1/19	12,151,523	13,327,912
Goldman Sachs Group, Inc., 6.75%, 10/1/37	7,330,000	7,259,153
Great River Energy:
5.829%, 7/1/17 (e)	68,315,000	70,044,053
6.254%, 7/1/38 (e)	27,750,000	29,141,663
Harris Corp., 5.95%, 12/1/17	9,700,000	9,658,961
HBOS plc:
6.657% to 5/21/37, floating rate thereafter to 5/29/49 (e)(r)	28,770,000	23,834,046
6.413% to 10/1/35, floating rate thereafter to 9/29/49 (e)(r)	2,400,000	1,952,772
Health Care Property Investors, Inc., 5.441%, 9/15/08 (r)	40,700,000	40,623,965
HRPT Properties Trust, 5.591%, 3/16/11 (r)	22,985,000	22,190,544
HSBC Finance Corp., 5.836%, 2/15/08	41,292,000	41,329,725
Independence Community Bank Corp., 3.75% to 4/1/09, floating rate thereafter to 4/1/14 (r)	19,210,000	19,144,350
Ingersoll-Rand Co. Ltd., 6.015%, 2/15/28	10,340,000	10,706,926
Jersey Central Power & Light Co., 5.625%, 5/1/16	4,985,000	4,932,757
JPMorgan Chase & Co., 3.51%, 10/28/08 (r)	72,800,000	72,791,536
Kaupthing Bank hf:
5.943%, 1/15/10 (e)(r)	39,000,000	36,953,634
5.75%, 10/4/11 (e)	3,350,000	3,150,678
Kraft Foods, Inc., 5.379%, 8/11/10 (r)	2,300,000	2,299,766
Land O’Lakes Capital Trust I, 7.45%, 3/15/28 (e)	50,648,000	44,317,000
Lehman Brothers Holdings, Inc.:
3.19%, 9/8/08 (r)	7,157,000	7,109,192
5.17%, 5/25/10 (r)	17,000,000	16,357,078
Leucadia National Corp.:
7.00%, 8/15/13	22,745,000	21,920,494
8.125%, 9/15/15	54,550,000	54,969,453
LL & P Wind Energy, Inc. Washington Revenue Bonds:
5.733%, 12/1/17	8,060,000	8,257,389
5.983%, 12/1/22	14,695,000	15,318,803
6.192%, 12/1/27	3,925,000	4,081,451

	Principal
	Amount	Value

Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	51,271,000	448,621
8.30%, 12/1/37 (e)(m)*	33,720,000	295,050
8.45%, 12/1/97 (e)(m)*	1,000,000	8,750
M&I Marshall & Ilsley Bank, 5.401%, 12/4/12 (r)	11,675,000	11,010,447
M&T Bank Corp., 6.625%, 12/4/17	20,800,000	21,389,369
Mcguire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	11,420,000	10,977,132
Meridian Funding Co. LLC:
5.378%, 6/9/08 (r)	428,333	426,684
5.443%, 10/6/08 (e)(r)	4,857,148	4,842,868
Mid-Atlantic Family Military Communities LLC, 5.24%, 8/1/50 (e)	23,150,000	21,821,422
Morgan Stanley:
5.333%, 1/15/10 (r)	20,420,000	19,935,613
5.523%, 1/15/10 (r)	11,380,000	11,201,574
NationsBank Cap Trust III, 5.793%, 1/15/27 (r)	1,677,000	1,535,414
Nationwide Health Properties, Inc.:
6.50%, 7/15/11	22,379,000	23,205,426
6.90%, 10/1/37	10,460,000	11,354,925
6.59%, 7/7/38	4,023,000	4,213,169
Noble Group Ltd., 6.625%, 3/17/15 (e)	6,420,000	6,081,252
NPS LLC:
5.95%, 12/28/16 (e)(r)	34,200,000	34,185,870
6.50%, 12/22/27 (e)(r)	15,500,000	15,500,000
6.95%, 12/29/36 (e)(r)	86,000,000	86,000,000
Ohana Military Communities LLC:
5.462%, 10/1/26 (e)	17,500,000	17,487,400
5.88%, 10/1/51 (e)	20,000,000	20,020,600
6.00%, 10/1/51 (e)	13,120,000	13,199,901
6.15%, 10/1/51 (e)	10,000,000	10,293,200
Orkney Re II plc, Series B, 8.50%, 12/21/35 (b)(e)(r)	19,550,000	18,572,500
Overseas Shipholding Group, Inc., 7.50%, 2/15/24	20,465,000	19,569,656
Pacific Pilot Funding Ltd., 5.93%, 10/20/16 (e)(r)	6,239,593	6,241,334
PacifiCorp Australia LLC, 6.15%, 1/15/08 (e)	10,207,000	10,211,174
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	11,250,000	12,189,152
Pepco Holdings, Inc., 5.749%, 6/1/10 (r)	5,000,000	4,911,411
Pioneer Natural Resources Co.:
5.875%, 7/15/16	10,145,000	9,337,317
6.65%, 3/15/17	38,805,000	37,314,963
6.875%, 5/1/18	57,575,000	55,868,002
7.20%, 1/15/28	4,912,000	4,492,954
PPF Funding, Inc., 5.35%, 4/15/12 (e)	3,000,000	3,089,021
Preferred Term Securities IX Ltd., 5.95%, 4/3/33 (e)(r)	959,500	959,500
Public Service Electric & Gas Co., 6.375%, 5/1/08 (r)	1,000,000	1,004,476
Public Steers Trust, 6.646%, 11/15/18	4,430,466	3,708,965
Puget Sound Energy, Inc., 7.02%, 12/1/27	571,000	640,584
RBS Capital Trust IV, STEP, 5.63%, 9/29/49 (r)	19,868,000	19,157,647
Renaissance Ketchikan Group LLC, 5.645%, 6/2/08 (e)	15,000,000	15,000,000
Residential Capital LLC:
5.646%, 6/9/08 (r)	51,140,000	43,980,400
8.544%, 4/17/09 (e)(r)	12,135,000	5,582,100
7.814%, 4/17/09 (r)	7,000,000	4,900,000
7.615%, 5/22/09 (r)	6,925,000	4,847,500
6.375%, 6/30/10	9,050,000	5,792,000

	Principal
	Amount	Value

Richmond County Capital Corp., 8.61%, 7/15/49 (e)	10,000,000	10,037,500
Rouse Co., 8.00%, 4/30/09	8,000,000	7,973,446
Royal Bank of Scotland Group plc, 7.64% to 9/30/12, floating rate thereafter to 3/31/49 (r)	36,395,000	37,128,723
Santander Issuances SA Unipersonal, 5.286%, 6/20/16 (e)(r)	25,000,000	24,213,438
Skyway Concession Co. LLC, 5.11%, 6/30/17 (e)(r)	9,615,000	9,550,387
SLM Corp., 5.164%, 1/25/08 (r)	16,900,000	16,878,795
Sovereign Bancorp, Inc.:
5.404%, 3/1/09 (r)	25,313,000	24,964,364
4.80%, 9/1/10	5,000,000	4,912,390
Sovereign Bank:
4.00%, 2/1/08	9,350,000	9,341,295
4.375% to 8/1/08, floating rate thereafter to 8/1/13 (r)	13,000,000	13,012,171
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (b)(e)(r)	26,500,000	10,105,828
Sterling Equipment, Inc., 6.125%, 9/28/19	319,000	349,685
SunTrust Banks, Inc., 5.25%, 11/5/12	15,000,000	15,114,882
TEPPCO Partners LP, 7.00% to 6/1/17, floating thereafter to 6/1/67 (r)	23,730,000	21,600,786
TIERS Trust:
8.45%, 12/1/17 (n)*	8,559,893	128,398
STEP, 0.00% to 10/15/28, 7.697% thereafter to 10/1/97 (r)	15,000,000	1,867,572
STEP, 0.00% to 4/15/18, 7.697% thereafter to 10/15/97 (e)(r)	11,001,000	3,454,276
STEP, 0.00% to 10/15/33, 7.697% thereafter to 10/15/97 (b)(e)(r)	12,295,000	917,241
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/11 (e)	7,600,000	6,579,609
2/15/18 (e)	7,900,000	4,578,620
2/15/19 (e)	8,600,000	4,786,734
2/15/28 (e)	16,737,000	5,161,252
2/15/29 (e)	12,600,000	3,664,768
2/15/45 (e)	711,029,736	99,292,828
Union Pacific Corp., 8.02%, 7/2/12	792,436	871,421
United Parcel Services, Inc., 4.415%, 3/27/50 (r)	2,030,000	1,968,734
Verizon North, Inc., 5.634%, 1/1/21 (e)	4,785,000	4,679,016
Verizon Pennsylvania, Inc., 8.35%, 12/15/30	4,590,000	5,431,313
Wachovia Bank, 6.60%, 1/15/38	3,000,000	2,966,434
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/15/42 (r)	16,015,000	14,227,548
Wells Fargo Bank :
6.584%, 9/1/27 (e)	6,080,000	6,067,840
6.734%, 9/1/47 (e)	37,970,000	37,970,000
Weyerhaeuser Co., 5.884%, 9/24/09 (r)	27,440,000	27,450,297
Whitney National Bank, 5.875%, 4/1/17	3,000,000	2,914,094
Windsor Petroleum Transport Corp, 7.84%, 1/15/21 (e)	14,270,000	15,994,116
Xerox Corp., 5.716%, 12/18/09 (r)	3,250,000	3,251,645
Xstrata Finance Dubai Ltd, 5.229%, 11/13/09 (e)(r)	6,980,000	6,900,432

Total Corporate Bonds (Cost $3,732,636,509)		3,581,683,653

	Principal
	Amount	Value

Taxable Municipal Obligations - 7.0%
Alabaster Alabama GO Bonds:
5.38%, 4/1/19	780,000	786,919
5.40%, 4/1/20	840,000	844,427
5.45%, 4/1/21	880,000	879,921
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon:
10/1/09	5,155,000	4,755,745
10/1/10	16,230,000	14,466,448
Anaheim California Redevelopment Agency Tax Allocation Bonds:
5.759%, 2/1/18	1,795,000	1,820,812
6.506%, 2/1/31	3,875,000	3,952,151
Azusa California Redevelopment Agency Tax Allocation Bonds, 5.765%, 8/1/17	3,760,000	3,937,886
Baltimore Maryland General Revenue Bonds:
5.03%, 7/1/13	1,460,000	1,467,650
5.05%, 7/1/14	1,520,000	1,520,410
5.07%, 7/1/15	1,340,000	1,329,709
5.27%, 7/1/18	2,435,000	2,406,048
Bartow-Cartersville Georgia Joint IDA Revenue Bonds, 5.55%, 11/1/20	3,970,000	4,055,593
Boynton Beach Florida Community Redevelopment Agency Tax Allocation Revenue Bonds, 5.10%, 10/1/15	1,440,000	1,476,029
Brownsville Texas Utility System Revenue Bonds:
5.084%, 9/1/16	2,000,000	2,000,000
5.204%, 9/1/17	2,275,000	2,279,095
5.304%, 9/1/19	2,000,000	2,009,100
Burlingame California PO Revenue Bonds, 5.285%, 6/1/12	1,775,000	1,825,889
California Statewide Communities Development Authority Revenue Bonds:
5.44%, 8/1/10	1,560,000	1,585,428
5.61%, 8/1/14	2,270,000	2,365,612
Zero Coupon, 6/1/15	4,630,000	3,213,776
Zero Coupon, 6/1/16	2,620,000	1,712,982
Zero Coupon, 6/1/17	4,545,000	2,796,902
Zero Coupon, 6/1/18	2,810,000	1,620,134
Zero Coupon, 6/1/19	1,975,000	1,066,935
Chicago Illinois GO Bonds, 5.30%, 1/1/14	1,940,000	1,996,163
College Park Georgia Revenue Bonds:
5.631%, 1/1/11	4,965,000	5,116,730
5.658%, 1/1/12	2,500,000	2,580,900
5.688%, 1/1/13	5,540,000	5,743,927
Commonwealth Pennsylvania Financing Authority Revenue Bonds, 5.631%, 6/1/23	8,025,000	8,365,100
Detroit Michigan GO Bonds, 5.15%, 4/1/25	14,605,000	13,562,349
Eugene Oregon Electric Utilities Revenue Bonds, Zero Coupon, 8/1/25	1,500,000	560,265
Fairfield California PO Revenue Bonds, 5.34%, 6/1/25	1,960,000	1,912,196
Florida State First Governmental Financing Commission Revenue Bonds:
5.05%, 7/1/14	285,000	289,019
5.10%, 7/1/15	300,000	302,886

	Principal
	Amount	Value

Fort Wayne Indiana Redevelopment District Revenue Bonds, 5.24%, 6/1/21	1,250,000	1,248,750
Grant County Washington Public Utility District No. 2 Revenue Bonds:
4.76%, 1/1/13	400,000	398,296
5.11%, 1/1/13	1,210,000	1,223,818
5.29%, 1/1/20	2,415,000	2,378,509
5.48%, 1/1/21	990,000	1,010,879
Hoffman Estates Illinois GO Bonds, 5.15%, 12/1/17	1,135,000	1,129,722
Howell Township New Jersey School District GO Bonds, 5.30%, 7/15/19	660,000	671,048
Indiana State Bond Bank Revenue Bonds:
5.72%, 1/15/15	2,430,000	2,511,721
5.82%, 7/15/17	3,925,000	4,028,110
6.01%, 7/15/21	19,715,000	20,392,210
Inglewood California Pension Funding Revenue Bonds:
4.79%, 9/1/11	235,000	235,054
4.82%, 9/1/12	250,000	250,028
4.90%, 9/1/13	260,000	260,026
4.94%, 9/1/14	275,000	275,006
4.95%, 9/1/15	285,000	284,712
Jersey City New Jersey GO Bonds, 5.38%, 9/1/16	7,755,000	8,068,069
Kansas City Missouri Airport Revenue Bonds, 5.125%, 9/1/17	4,485,000	4,468,136
King County Washington Housing Authority Revenue Bonds, 6.375%, 12/31/46	4,550,000	4,674,488
La Mesa California PO Revenue Bonds COPs, 6.32%, 8/1/26	1,305,000	1,347,621
La Verne California PO Revenue Bonds, 5.62%, 6/1/16	1,000,000	1,020,570
Lancaster Pennsylvania Parking Authority Revenue Bonds, 5.95%, 12/1/25	2,450,000	2,493,904
Long Beach California Bond Finance Authority Revenue Bonds:
5.34%, 8/1/35	5,000,000	4,764,300
5.44%, 8/1/40	5,000,000	4,730,600
Metropolitan Washington DC Airport Authority System Revenue Bonds:
5.59%, 10/1/25	2,785,000	2,789,929
5.69%, 10/1/30	2,835,000	2,760,666
Michigan State Municipal Bond Authority Revenue Bonds, 5.252%, 6/1/15	6,200,000	6,224,614
Mississippi State Development Bank SO Revenue Bonds:
5.21%, 7/1/08	3,630,000	3,643,177
5.20%, 7/1/09	8,835,000	8,956,216
5.19%, 7/1/10	6,290,000	6,434,859
5.21%, 7/1/11	9,275,000	9,522,643
5.04%, 6/1/20, Project A	1,940,000	1,910,027
5.04%, 6/1/20, Project B	990,000	974,705
5.375%, 1/1/22	1,265,000	1,267,846
5.60%, 1/1/26	1,470,000	1,440,629
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	4,385,000	4,358,427
Nevada State Department of Business & Industry Lease Revenue Bonds, 5.87%, 6/1/27	1,210,000	1,233,595
New York City IDA Revenue Bonds, 6.027%, 1/1/46	12,000,000	12,667,200
New York State Sales Tax Asset Receivables Corp. Revenue Bonds:
3.60%, 10/15/08	1,500,000	1,489,800
4.06%, 10/15/10	1,000,000	989,560
4.42%, 10/15/12	10,500,000	10,347,435

	Principal
	Amount	Value

Northwest Washington Electric Energy Revenue Bonds:
4.06%, 7/1/09	1,150,000	1,146,918
4.49%, 7/1/11	2,500,000	2,507,700
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.252%, 9/1/16	2,200,000	2,246,156
5.653%, 9/1/21	19,635,000	20,110,167
Oceanside California PO Revenue Bonds:
4.95%, 8/15/16	2,215,000	2,156,989
5.14%, 8/15/18	2,760,000	2,698,038
5.20%, 8/15/19	3,070,000	3,009,521
5.25%, 8/15/20	3,395,000	3,330,359
Oconomowoc Wisconsin Area School District GO Bonds, 5.44%, 3/1/21	780,000	789,680
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/19	3,375,000	1,777,545
Philadelphia Pennsylvania School District GO Bonds, 5.09%, 7/1/20	7,990,000	7,975,378
Pittsburgh Pennsylvania GO Bonds:
5.47%, 9/1/08	4,890,000	4,923,252
5.54%, 9/1/09	19,670,000	20,091,922
Pomona California Public Financing Authority Revenue Bonds, 5.718%, 2/1/27	6,015,000	6,043,391
Rio Rancho New Mexico Event Center Revenue Bonds, 5.00%, 6/1/20	3,260,000	3,168,818
Riverside California Public Financing Authority Tax Allocation Bonds:
5.19%, 8/1/17	2,025,000	2,026,721
5.24%, 8/1/17	3,250,000	3,299,985
Sacramento City California Financing Authority Tax Allocation Revenue Bonds:
5.11%, 12/1/13	1,235,000	1,244,719
5.54%, 12/1/20	21,940,000	22,050,578
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	5,430,000	5,637,209
San Diego California Redevelopment Agency Tax Allocation Bonds, 6.00%, 9/1/21	2,515,000	2,626,968
San Jose California Redevelopment Agency Tax Allocation Bonds:
4.54%, 8/1/12	3,105,000	3,066,498
5.10%, 8/1/20	3,960,000	3,831,260
5.46%, 8/1/35	5,300,000	4,963,450
Santa Cruz County California Redevelopment Agency Tax Allocation Revenue Bonds, 5.60%, 9/1/25	1,815,000	1,773,092
Santa Fe Springs California Community Development Commission Tax Allocation Bonds, 5.35%, 9/1/18	1,265,000	1,280,648
Sonoma County California PO Revenue Bonds, 6.625%, 6/1/13	7,570,000	8,119,431
Thousand Oaks California Redevelopment Agency Tax Allocation Bonds:
5.00%, 12/1/12	675,000	686,138
5.00%, 12/1/13	710,000	720,714
5.00%, 12/1/14	745,000	751,861
5.125%, 12/1/15	785,000	791,775
5.125%, 12/1/16	830,000	831,137
5.25%, 12/1/21	5,070,000	5,069,746
5.375%, 12/1/21	4,880,000	4,918,845
University of Central Florida COPs, 5.125%, 10/1/20	3,750,000	3,635,362
Utah State Housing Corp. Military Housing Revenue Bonds:
5.392%, 7/1/50	11,735,000	11,294,585
5.442%, 7/1/50	3,990,000	3,840,894
Vigo County Indiana Economic Redevelopment Authority Revenue Bonds, 5.30%, 2/1/21	2,750,000	2,784,100
Virginia State Housing Development Authority Revenue Bonds, 5.35%, 7/1/14	2,025,000	2,053,269
West Contra Costa California Unified School District COPs:
5.03%, 1/1/20	3,190,000	3,139,247
5.15%, 1/1/24	3,630,000	3,462,548
Wilkes-Barre Pennsylvania GO Bonds, 5.28%, 11/15/19	2,025,000	2,024,858

Total Taxable Municipal Obligations (Cost $434,239,692)		439,383,513

	Principal
	Amount	Value

U.S. Government Agencies and Instrumentalities - 23.1%
Central American Bank For Economic Integration AID Bonds, Guaranteed by the United States Agency of International Development, 6.79%, 10/1/10	2,608,577	2,683,834
Fannie Mae, 5.50%, 12/25/16	5,101,411	5,163,851
Federal Home Loan Bank Discount Notes, 1/2/08	1,355,200,000	1,355,077,656
Freddie Mac:
5.125%, 12/15/13	49,804,477	49,768,538
STEP, 4.10% to 1/28/09, 5.80% thereafter to 1/28/14 (r)	5,000,000	5,004,989
Ginnie Mae, 11.00%, 10/15/15	549	599
Government National Mortgage Association, 5.50%, 1/16/32	15,671,913	2,154,888
Overseas Private Investment Corp., 4.05%, 11/15/14	2,168,000	2,179,577
Small Business Administration:
5.038%, 3/10/15	6,521,484	6,523,445
4.94%, 8/10/15	17,604,060	17,537,744

Total U.S. Government Agencies and Instrumentalities (Cost $1,446,032,308)		1,446,095,121

U.S. Treasury - 2.1%
United States Treasury Bonds:
5.375%, 2/15/31	125,000	140,781
4.75%, 2/15/37	65,000	67,996
United States Treasury Note:
3.125%, 11/30/09	10,000,000	10,007,813
4.50%, 3/31/12	150,000	156,750
4.75%, 5/31/12	915,000	965,182
4.625%, 7/31/12	1,000,000	1,050,000
4.25%, 9/30/12	7,800,000	8,071,781
3.875%, 10/31/12	11,035,000	11,247,079
5.125%, 5/15/16	26,000	28,125
4.625%, 2/15/17	70,000	73,139
4.50%, 5/15/17	1,000,000	1,035,781
4.25%, 11/15/17	97,298,000	98,970,308

Total U.S. Treasury (Cost $131,051,329)		131,814,735

	Principal
	Amount	Value

Equity Securities - 2.5%
Conseco, Inc.:
Common *	1,204,755	15,131,723
Warrants (strike price $27.60/share, expires 9/10/08)*	4,955	198
Double Eagle Petroleum Co., Preferred	125,000	3,106,250
Fannie Mae, Series S Preferred	996,000	25,647,000
First Republic Preferred Capital Corp., Preferred (e)	6,050	6,431,150
Ford Motor Co. *	485,514	3,267,509
Freddie Mac, Series Z Preferred	652,000	17,049,800
MFH Financial Trust I, Preferred (e)	400,000	40,900,000
Roslyn Real Estate Asset Corp., Preferred	222	22,373,438
WoodBourne Pass-Through Trust, Preferred (e)	258	24,719,625

Total Equity Securities (Cost $164,722,912)		158,626,693

TOTAL INVESTMENTS (Cost $6,341,703,341) - 98.7%		6,186,347,677
Other assets and liabilities, net - 1.3%		82,758,928

NET ASSETS - 100%		$6,269,106,605

			UNDERLYING	UNREALIZED
	# of	EXPIRATION	FACE AMOUNT	APPRECIATION
FUTURES	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)

Purchased:
5 Year U.S. Treasury Notes	80	03/08	$8,822,500	($5,120)

10 Year U.S. Treasury Notes	544	03/08	61,684,500	482,403

U.S. Treasury Bonds	2,339	03/08	272,201,125	(1,478,512)

Total Purchased				($1,001,229)

*	Non-income producing security.

(b)	This security was valued by the Board of Trustees.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers

(k)	Alliance Bankcorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(m)	The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n)	The Illinois Insurance Department prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(p)	The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Abbreviations:
COPs: Certificates of Participation
FSB: Federal Savings Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
PO: Pension Obligation
SO: Special Obligation
STEP: Stepped Coupon bond for which the coupon rate of interest will adjust on specific future date(s).
VRDN: Variable Rate Demand Note
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT LONG-TERM INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007

	Principal
Asset Backed Securities - 3.4%	Amount	Value

Capital Auto Receivables Asset Trust, 5.22%, 11/16/09	$50,000	$50,221
Chase Manhattan Auto Owner Trust, 2.83%, 9/15/10	188,353	187,448
GE Dealer Floorplan Master Note Trust, 4.959%, 4/20/11 (r)	75,000	74,442
GS Auto Loan Trust, 2.65%, 5/16/11	15,065	15,053
Household Automotive Trust, 3.93%, 7/18/11	64,042	63,799
WFS Financial Owner Trust, 2.81%, 8/22/11	82,606	82,507

Total Asset Backed Securities (Cost $472,107)		473,470

Collateralized Mortgage-Backed Obligations (privately originated) - 0.0%
Impac CMB Trust, 5.135%, 5/25/35 (r)	2,975	2,767

Total Collateralized Mortgage-Backed Obligations (privately originated) (Cost $2,975)		2,767

Commercial Mortgage-Backed Securities - 0.0%
LB-UBS Commercial Mortgage Trust, 6.41%, 12/15/19	774	774

Total Commercial Mortgage-Backed Securities (Cost $775)		774

	Principal
	Amount	Value

Corporate Bonds - 41.6%
Alliance Mortgage Investments, 12.61%, 6/1/10 (r)(x)	4,817	—
APL Ltd., 8.00%, 1/15/24	30,000	28,950
Army Hawaii Family Housing :
5.524%, 6/15/50 (e)	100,000	95,877
6.50%, 6/15/50 (e)(r)	100,000	100,000
Asian Development Bank, 6.22%, 8/15/27	30,000	34,273
Atlantic Marine Corp Communities LLC, 6.158%, 12/1/51 (e)	60,000	58,308
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)(p)*	30,000	6,000
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	25,000	29,140
BAC Capital Trust XV, 5.924%, 6/1/56 (r)	100,000	90,390
BAE Systems Asset Trust, 6.664%, 9/15/13 (e)	24,724	25,466
Basin Electric Power Cooperative:
6.10%, 6/10/29 (e)(r)	100,000	99,967
6.40%, 6/10/30 (e)(r)	200,000	199,853
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (e)	50,000	52,000
Bear Stearns Co’s, Inc., 5.731%, 10/28/14 (r)	30,000	27,736
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	250,000	238,565
Burlington Northern Santa Fe Corp., 7.29%, 6/1/36	10,000	10,996
C8 Capital SPV Ltd., 6.64% to 12/31/14, floating rate thereafter to 12/31/49 (e)(r)	45,000	42,488
C10 Capital SPV Ltd., 6.722% to 12/31/16, floating rate thereafter to 12/31/49 (e)(r)	30,000	27,611
Camp Pendleton & Quantico Housing LLC, 5.937%, 10/1/43 (e)	50,000	51,513
Chesapeake Energy Corp., 6.50%, 8/15/17	50,000	48,188
CIT Group, Inc., 6.10% to 3/15/17, floating rate thereafter to 3/15/67 (r)	55,000	40,494
Citigroup Capital XXI, 8.30% to 12/21/37, floating rate thereafter to 12/21/57 (r)	100,000	105,935
Compass Bancshares, Inc., 5.843%, 10/9/09 (e)(r)	100,000	99,331
Credit Agricole SA/London, 6.637% to 5/31/17, floating rate thereafter to 5/31/49 (e)(r)	120,000	110,884
Discover Financial Services, 6.45%, 6/12/17 (e)	100,000	97,202
Enterprise Products Operating LP, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	160,000	145,302
Estee Lauder Co.’s, Inc., 6.00%, 5/15/37	—	—
Fisher Scientific International, Inc., 6.125%, 7/1/15	60,000	59,674
FMG Finance Ltd.:
9.124%, 9/1/11 (e)(r)	100,000	102,875
10.00%, 9/1/13 (e)	25,000	27,531

	Principal
	Amount	Value

Ford Motor Credit Co. LLC:
6.625%, 6/16/08	15,000	14,809
9.693%, 4/15/12 (r)	125,000	122,512
Fort Knox Military Housing, 5.915%, 2/15/52 (e)	130,000	129,097
Giants Stadium LLC:
5.95%, 4/1/29 (e)(r)	150,000	150,000
5.60%, 4/1/37 (e)(r)	150,000	150,000
5.95%, 4/1/37 (e)(r)	150,000	150,000
Glitnir Banki HF, 6.693% to 6/15/11, floating rate thereafter to 6/15/16 (e)(r)	150,000	146,515
GMAC LLC:
6.125%, 1/22/08	100,000	99,842
5.125%, 5/9/08	50,000	49,371
6.119%, 5/15/09 (r)	155,000	143,795
Goldman Sachs Group, Inc., 6.75%, 10/1/37	120,000	118,840
Great River Energy, 6.254%, 7/1/38 (e)	100,000	105,015
Harris Corp., 5.95%, 12/1/17	50,000	49,788
HBOS plc, 6.657% to 5/21/37, floating rate thereafter to 5/21/49 (e)(r)	30,000	24,853
Ingersoll-Rand Co. Ltd.:
6.391%, 11/15/27	40,000	41,963
6.23%, 11/19/27	15,000	16,095
6.015%, 2/15/28	25,000	25,887
Jersey Central Power & Light Co., 5.625%, 5/1/16	15,000	14,843
Johnson Controls, Inc., 5.444%, 1/17/08 (r)	50,000	50,002
Land O’Lakes Capital Trust I, 7.45%, 3/15/28 (e)	100,000	87,000
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27	100,000	103,986
M&T Bank Corp., 6.625%, 12/4/17	75,000	77,125
Massachusetts Institute of Technology, 7.25%, 11/2/96	25,000	32,623
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	30,000	28,837
Morgan Stanley:
5.333%, 1/15/10 (r)	30,000	29,288
5.523%, 1/15/10 (r)	60,000	59,059
NationsBank Cap Trust III, 5.793%, 1/15/27 (r)	65,000	59,512
Nationwide Health Properties, Inc.:
6.90%, 10/1/37	40,000	43,422
6.59%, 7/7/38	30,000	31,418
Northrop Grumman Space & Mission Systems Corp., 6.32%, 5/27/08	25,000	25,146
NPS LLC, 6.50%, 12/22/27 (e)(r)	200,000	200,000
Ohana Military Communities LLC:
5.675%, 10/1/26 (e)	70,000	71,288
6.00%, 10/1/51 (e)	30,000	30,183
Pacific Beacon LLC, 5.638%, 7/15/51 (e)	40,000	38,226
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	50,000	54,174
Pioneer Natural Resources Co., 6.65%, 3/15/17	240,000	230,784
PPL Montana LLC, 8.903%, 7/2/20	24,517	28,397
Puget Energy, Inc., 7.02%, 12/1/27	25,000	28,047
Redstone Arsenal Military Housing, 5.45%, 9/1/26 (e)	25,000	25,331
Residential Capital LLC, 8.544%, 4/17/09 (e)(r)	30,000	13,800
Rochester Gas & Electric Corp., 6.375%, 9/1/33	10,000	10,333
Royal Bank of Scotland Group plc, 7.64% to 9/30/12, floating rate thereafter to 3/31/49 (r)	105,000	107,117

	Principal
	Amount	Value

SABMiller plc, 5.531%, 7/1/09 (e)(r)	60,000	59,903
Skyway Concession Co. LLC, 5.11%, 6/30/17 (e)(r)	100,000	99,328
Southern California Edison Co., 5.75%, 4/1/35	10,000	9,910
SouthTrust Bank, 6.565%, 12/15/27	120,000	118,807
TEPPCO Partners LP, 7.00% to 6/1/17, floating thereafter to 6/1/67 (r)	50,000	45,514
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/18 (e)	100,000	57,957
2/15/28 (e)	135,000	41,630
2/15/31 (e)	196,000	50,714
2/15/45 (e)	390,604	54,547
Verizon North, Inc., 5.634%, 1/1/21 (e)	15,000	14,668
Verizon Pennsylvania, Inc., 8.35%, 12/15/30	30,000	35,499
Wells Fargo Bank:
6.584%, 9/1/27 (e)	100,000	99,800
6.734%, 9/1/47 (e)	100,000	100,000
Windsor Petroleum Transport Corp, 7.84%, 1/15/21 (e)	30,000	33,625

Total Corporate Bonds (Cost $5,901,798)		5,896,774

Taxable Municipal Obligations - 15.8%

Adams-Friendship Area Wisconsin School District GO Bonds, 5.47%, 3/1/18	30,000	30,584
Alabaster Alabama GO Bonds, 5.45%, 4/1/21	25,000	24,998
Anaheim California Redevelopment Agency Tax Allocation Bonds, 6.506%, 2/1/31	125,000	127,489
Baltimore Maryland General Revenue Bonds, 5.27%, 7/1/18	30,000	29,643
California Statewide Communities Development Authority Revenue Bonds, 5.61%, 8/1/14	30,000	31,264
Camarillo California Community Development Commission Tax Allocation Bonds, 5.78%, 9/1/26	30,000	30,303
Commonwealth Pennsylvania Financing Authority Revenue Bonds, 5.631%, 6/1/23	30,000	31,271
Cook County Illinois School District GO Bonds, Zero Coupon, 12/1/24	25,000	8,641
East Lansing Michigan GO Bonds, 5.00%, 4/1/14	85,000	86,053
Ewing Township New Jersey School District GO Bonds, 4.80%, 5/1/16	10,000	9,957
Fairfield California PO Revenue Bonds:
5.22%, 6/1/20	15,000	15,008
5.34%, 6/1/25	15,000	14,634
Florida State First Governmental Financing Commission Revenue Bonds, 5.30%, 7/1/19	25,000	25,185
Fort Wayne Indiana Redevelopment District Revenue Bonds, 5.24%, 6/1/21	25,000	24,975
Grant County Washington Public Utility District No. 2 Revenue Bonds:
5.29%, 1/1/20	25,000	24,622
5.48%, 1/1/21	10,000	10,211
Hammonton New Jersey GO Bonds, 5.90%, 3/1/18	15,000	15,675
Howell Township New Jersey School District GO Bonds, 5.30%, 7/15/19	25,000	25,419
Illinois State MFH Development Authority Revenue Bonds, 6.537%, 1/1/33	70,000	71,323
Indiana State Bond Bank Revenue Bonds, 6.01%, 7/15/21	50,000	51,718
Jackson & Williamson Counties Illinois Community High School District GO Bonds, Zero Coupon, 12/1/21	180,000	79,564

	Principal
	Amount	Value

Kansas City Missouri Airport Revenue Bonds, 5.125%, 9/1/17	15,000	14,944
Kaukauna Wisconsin School District GO Revenue Bonds, 5.07%, 3/1/09	125,000	126,120
Kern County California PO Revenue Bonds, Zero Coupon, 8/15/20	125,000	61,334
King County Washington Housing Authority Revenue Bonds, 6.375%, 12/31/46	50,000	51,368
La Mesa California COPs, 6.32%, 8/1/26	30,000	30,980
Lancaster Pennsylvania Parking Authority Revenue Bonds, 5.95%, 12/1/25	50,000	50,896
Leland Stanford Jr. University California Revenue Bonds, 6.875%, 2/1/24	100,000	116,423
Linden New Jersey GO Revenue Bonds, 5.63%, 4/1/21	60,000	62,006
Metropolitan Washington DC Airport Authority System Revenue Bonds, 5.69%, 10/1/30	15,000	14,607
Mississippi State Development Bank SO Revenue Bonds, 5.60%, 1/1/26	30,000	29,401
Montgomery Alabama GO Bonds, 4.94%, 4/1/17	10,000	9,811
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	50,000	49,697
Nevada State Department of Business & Industry Lease Revenue Bonds, 5.87%, 6/1/27	50,000	50,975
New York City IDA Revenue Bonds, 6.027%, 1/1/46	30,000	31,455
Oakland California PO Revenue Bonds, Zero Coupon, 12/15/20	120,000	57,660
Oakland California Redevelopment Agency Tax Allocation Bonds, 5.411%, 9/1/21	30,000	29,841
Orange County California PO Revenue Bonds, Zero Coupon, 9/1/14	95,000	69,096
Oregon State Local Governments GO Bonds, Zero Coupon, 6/1/18	100,000	57,656
Oregon State School Boards Association GO Bonds, Zero Coupon:
6/30/16	25,000	16,267
6/30/18	30,000	17,215
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/20	25,000	12,302
Philadelphia Pennsylvania School District GO Bonds, 5.09%, 7/1/20	10,000	9,982
Redlands California PO Revenue Bonds, Zero Coupon:
8/1/27	250,000	76,617
8/1/28	175,000	50,388
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	40,000	41,526
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.10%, 8/1/20	15,000	14,512
Santa Cruz County California Redevelopment Agency Tax Allocation Revenue Bonds, 5.50%, 9/1/20	40,000	40,722
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.36%, 8/1/16	40,000	40,778
St. Paul Minnesota Sales Tax Revenue Bonds, 6.125%, 11/1/25	50,000	51,162
Thorp Wisconsin School District GO Bonds, 6.15%, 4/1/26	40,000	41,487
Thousand Oaks California Redevelopment Agency Tax Allocation Bonds, 5.25%, 12/1/21	50,000	49,997
Utah State Housing Corp. Military Housing Revenue Bonds:
5.392%, 7/1/50	15,000	14,437
5.442%, 7/1/50	10,000	9,626
Vigo County Indiana Industrial Redevelopment Authority Revenue Bonds, 5.30%, 2/1/21	15,000	15,186
West Contra Costa California Unified School District COPs, 5.03%, 1/1/20	15,000	14,761
West Covina California Public Financing Authority General Revenue Bonds, 6.05%, 6/1/26	40,000	40,576

Total Taxable Municipal Obligations (Cost $2,203,025)		2,240,348

	Principal
	Amount	Value

U.S. Government Agencies and Instrumentalities - 17.9%
Federal Home Loan Bank Discount Notes, 1/2/08	2,500,000	2,499,774
New Valley Generation V, 4.929%, 1/15/21	40,362	40,284

Total U.S. Government Agencies and Instrumentalities (Cost $2,538,989)		2,540,058

U.S. Treasury - 20.3%
United States Treasury Bonds, 5.375%, 2/15/31	35,000	39,419
United States Treasury Notes:
5.125%, 5/15/16	909,000	983,282
4.25%, 11/15/17	1,812,000	1,843,144

Total U.S. Treasury (Cost $2,776,122)		2,865,845

Equity Securities - 0.9%	Shares
Conseco, Inc.*	1,712	21,503
Fannie Mae, Series S Preferred	4,000	103,000

Total Equity Securities (Cost $130,993)		124,503

TOTAL INVESTMENTS (Cost $14,026,784) - 99.9%		14,144,539
Other assets and liabilities, net - 0.1%		19,196

NET ASSETS - 100%		$14,163,735

			Underlying	Unrealized
	# of	Expiration	Face Amount at	Appreciation
Futures	Contracts	Date	Value	(Depreciation)
Purchased:
10 Year U.S. Treasury Notes	1	3/08	$113,391	$108
U.S. Treasury Bonds	3	3/08	349,125	(3,989)

Total Purchased				($3,881)

*	Non-income producing security.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(p)	The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(x)	Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
PO: Pension Obligation
SO: Special Obligation
VRDN: Variable Rate Demand Notes
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CALVERT NEW VISION SMALL CAP FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007

EQUITY SECURITIES - 96.5%	Shares	Value
Airlines - 0.5%
Continental Airlines, Inc., Class B*	30,815	$685,634

Auto Components - 1.0%
Aftermarket Technology Corp.*	45,000	1,226,700

Biotechnology - 2.1%
Alexion Pharmaceuticals, Inc.*	19,700	1,478,091
United Therapeutics Corp.*	11,900	1,162,035

		2,640,126

EQUITY SECURITIES - 96.5%	Shares	Value
Capital Markets - 6.9%
Greenhill & Co., Inc.	24,500	1,628,760
optionsXpress Holdings, Inc.	110,850	3,748,947
TradeStation Group, Inc.*	233,952	3,324,458

		8,702,165

Chemicals - 3.0%
Calgon Carbon Corp.*	150,100	2,385,089
H.B. Fuller Co.	60,100	1,349,245

		3,734,334

Commercial Services & Supplies - 5.0%
FTI Consulting, Inc.*	29,300	1,806,052
Watson Wyatt Worldwide, Inc.	97,855	4,541,451

		6,347,503

Communications Equipment - 2.8%
C-COR, Inc.*	3,000	37,079
Comtech Telecommunications Corp.*	27,000	1,458,270
Tekelec*	159,900	1,998,750

		3,494,099

Computers & Peripherals - 3.5%
Hutchinson Technology, Inc.*	45,500	1,197,560
Novatel Wireless, Inc.*	128,500	2,081,700
Synaptics, Inc.*	27,000	1,111,320

		4,390,580

Construction & Engineering - 1.3%
Perini Corp.*	41,200	1,706,504

Construction Materials - 1.4%
Headwaters, Inc.*	151,600	1,779,784

Consumer Finance - 1.4%
World Acceptance Corp.*	63,360	1,709,453

Diversified Consumer Services - 3.8%
Bright Horizons Family Solutions, Inc.*	67,615	2,335,422
CPI Corp.	19,000	447,450
Strayer Education, Inc.	12,100	2,064,018

		4,846,890

Diversified Financial Services - 1.6%
Portfolio Recovery Associates, Inc.	52,045	2,064,625

Diversified Telecommunication Services - 1.2%
Shenandoah Telecom Co.	62,800	1,505,944

Electrical Equipment - 0.9%
Woodward Governor Co.	17,400	1,182,330

EQUITY SECURITIES - 96.5%	Shares	Value
Electronic Equipment & Instruments - 1.8%
PC Connection, Inc.*	200,300	2,273,405

Energy Equipment & Services - 3.6%
Hornbeck Offshore Services, Inc.*	60,300	2,710,485
Superior Energy Services, Inc*	53,420	1,838,716

		4,549,201

Food Products - 1.0%
Flowers Foods, Inc.	52,050	1,218,491

Gas Utilities - 2.2%
New Jersey Resources Corp.	30,100	1,505,602
WGL Holdings, Inc.	40,600	1,330,056

		2,835,658

Health Care Equipment & Supplies - 0.9%
Datascope Corp.	30,800	1,121,120

Health Care Providers & Services - 5.6%
Amedisys, Inc.*	81,819	3,969,858
AMERIGROUP Corp.*	86,385	3,148,733

		7,118,591

Health Care Technology - 1.6%
Allscripts Healthcare Solutions, Inc.*	102,203	1,984,782

Household Durables - 0.9%
Tempur-Pedic International, Inc.	44,600	1,158,262

Insurance - 5.5%
Amerisafe, Inc.*	74,900	1,161,699
HCC Insurance Holdings, Inc.	50,175	1,439,019
Philadelphia Consolidated Holding Corp.*	35,366	1,391,652
RLI Corp.		2,941,722

		6,934,092

Internet & Catalog Retail - 3.5%
priceline.com, Inc.*	38,712	4,446,460

Internet Software & Services - 3.3%
DealerTrack Holdings, Inc.*	83,765	2,803,615
Interwoven, Inc.*	98,600	1,402,092

		4,205,707

IT Services - 1.0%
MAXIMUS, Inc.	33,900	1,308,879

EQUITY SECURITIES - 96.5%	Shares	Value
Leisure Equipment & Products - 1.1%
Callaway Golf Co.	82,500	1,437,975

Life Sciences - Tools & Services - 1.0%
Albany Molecular Research, Inc.*	91,400	1,314,332

Machinery - 10.2%
Actuant Corp.	60,000	2,040,600
Robbins & Myers, Inc.	74,900	5,664,687
Toro Co.	49,755	2,708,662
Valmont Industries, Inc.	27,300	2,432,976

		12,846,925

Metals & Mining - 2.8%
AMCOL International Corp.	99,346	3,579,436

Personal Products - 0.8%
NBTY, Inc.*	35,715	978,591

Semiconductors & Semiconductor Equipment - 1.6%
Amkor Technology, Inc.*	107,000	912,710
Anadigics, Inc.*	96,400	1,115,348

		2,028,058

Software - 2.7%
MICROS Systems, Inc.*	31,315	2,197,060
SPSS, Inc.*	33,700	1,210,167

		3,407,227

Specialty Retail - 2.3%
Barnes & Noble, Inc.	19,200	661,440
Buckle, Inc.	38,300	1,263,900
Gymboree Corp.*	34,100	1,038,686

		2,964,026

Textiles, Apparel & Luxury Goods - 2.5%
Crocs, Inc.*	86,620	3,188,482

Thrifts & Mortgage Finance - 0.9%
Trustco Bank Corp. NY	114,993	1,140,731

Trading Companies & Distributors - 3.3%
Applied Industrial Technologies, Inc.	107,400	3,116,748
WESCO International, Inc.*	25,405	1,007,054

		4,123,802

Total Equity Securities (Cost $110,026,620)		122,180,904

Exchange Traded Funds - 0.3%

iShares Russell 2000 Index Fund	4,410	334,807

Total Exchange Traded Funds (Cost $348,390)		334,807

	Principal
Certificates of Deposit - 0.1%	Amount
ShoreBank, 4.80%, 2/11/08 (b)(k)	$100,000	99,610

Total Certificates of Deposit (Cost $100,000)		99,610

High Social Impact Investments - 0.9%

Calvert Social Investment Foundation Notes, 3.00%, 7/1/10 (b)(i)(r)	1,151,905	1,122,716

Total High Social Impact Investments (Cost $1,151,905)		1,122,716

U.S. Government Agencies and Instrumentalities - 3.3%

Federal Home Loan Bank Discount Notes, 1/2/08	4,200,000	4,199,621

Total U.S. Government Agencies and Instrumentalities (Cost $4,199,621)		4,199,621

TOTAL INVESTMENTS (Cost $115,826,536) - 101.1%		127,937,658
Other assets and liabilities, net - (1.1%)		(1,367,138)

NET ASSETS - 100%		$126,570,520

*	Non-income producing security.

(b)	This security was valued by the Board of Trustees.

(i)	Restricted securities represent 1.0% of net assets of the Fund.

(k)	These certificates of deposit are fully insured by agencies of the federal government.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Restricted Securities	Acquisiton Date	Cost
Calvert Social Investment Foundation Notes, 3.00%, 7/1/10	7/2/07	$1,151,905
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007

	Principal
Asset Backed Securities - 7.0%	Amount	Value
ACLC Business Loan Receivables Trust, 5.678%, 10/15/21 (e)(r)	$281,714	$275,086
AmeriCredit Automobile Receivables Trust:
5.37%, 10/6/09	309,470	309,829
5.11%, 10/6/10	2,014,921	2,012,755
2.67%, 3/7/11	667,521	667,418
3.61%, 5/6/11	2,071,176	2,048,592
Atherton Franchisee Loan Funding LLC:
6.85%, 6/15/11 (e)	727,093	724,279
7.20%, 2/15/13 (e)	257,366	256,723
Capital Auto Receivables Asset Trust:
5.40%, 10/15/09	4,000,000	4,013,781
5.22%, 11/16/09	5,000,000	5,022,125
Capital One Auto Finance Trust:
4.08%, 11/15/09	68,006	67,967
4.81%, 3/15/10	906,367	905,738
Captec Franchise Trust, 8.155%, 6/15/13 (e)	1,250,000	1,314,480
Carmax Auto Owner Trust, 3.17%, 9/15/11	1,687,983	1,658,738
Countrywide Asset-Backed Certificates, 5.315%, 11/25/34 (r)	152,530	139,847
Dunkin Securitization, 5.779%, 6/20/31 (e)	4,000,000	3,855,176
First Investors Auto Owner Trust, 4.93%, 2/15/11 (e)	249,462	247,760
FMAC Loan Receivables Trust:
2.934%, 11/15/18 (e)(r)	12,332,710	489,454
1.758%, 4/15/19 (e)(r)	22,445,774	925,888
Ford Credit Auto Owner Trust, 4.30%, 8/15/09	514,908	513,629
GE Dealer Floorplan Master Note Trust, 4.959%, 4/20/11 (r)	8,000,000	7,940,464
Golden Securities Corp., 5.525%, 12/2/13 (e)(r)	427,039	426,411
Harley-Davidson Motorcycle Trust, 2.76%, 5/15/11	490,029	484,659
Household Automotive Trust, 3.93%, 7/18/11	3,202,098	3,189,950
Hyundai Auto Receivables Trust, 5.25%, 9/15/09	1,830,557	1,831,457
Long Beach Auto Receivables Trust:
5.34%, 11/15/09	353,835	353,808
4.08%, 6/15/10	853,149	851,432
Pinnacle Capital Asset Trust, 5.37%, 1/25/09 (e)	292,760	292,934
Wachovia Auto Owner Trust, 3.44%, 3/21/11	5,884,653	5,879,226
WFS Financial Owner Trust:
2.81%, 8/22/11	3,939,399	3,934,668
3.54%, 11/21/11	643,204	641,667
3.93%, 2/17/12	2,868,749	2,856,150
World Financial Network, Credit Card Master Note Trust, 5.398%, 5/15/12 (r)	1,000,000	1,001,147

Total Asset Backed Securities (Cost $55,176,225)		55,133,238

	Principal
	Amount	Value
Collateralized Mortgage-Backed Obligations (privately originated) - 0.5%
American Home Mortgage Assets, 2.654%, 5/25/46 (r)	7,092,324	296,991
Bella Vista Mortgage Trust, 5.199%, 5/20/45 (r)	32,542	30,466
Chase Funding Mortgage Loan, 4.045%, 5/25/33	1,290,599	1,273,952
Impac CMB Trust:
5.185%, 9/25/34 (r)	113,416	111,432
5.235%, 11/25/34 (r)	81,577	80,764
5.043%, 4/25/35 (r)	977,215	907,212
5.093%, 4/25/35 (r)	334,663	321,073
5.135%, 5/25/35 (r)	148,772	138,377
5.185%, 8/25/35 (r)	762,417	750,248
MASTR Adjustable Rate Mortgages Trust, 5.245%, 11/25/34 (r)	33,416	33,118
WaMu Mortgage Pass Through Certificates, 6.405%, 4/25/44 (r)	18,037	17,510

Total Collateralized Mortgage-Backed Obligations (privately originated) (Cost $4,220,991)		3,961,143

Commercial Mortgage-Backed Securities - 2.9%
Banc of America Commercial Mortgage, Inc., 5.449%, 1/15/49	3,000,000	2,994,141
Banc of America Mortgage Securities, Inc., 6.25%, 10/25/36	3,342,874	717,158
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.205%, 12/11/49 (r)	4,000,000	4,002,320
Cobalt CMBS Commercial Mortgage Trust, 5.74%, 8/25/12 (r)	4,000,000	4,087,960
Commercial Capital Access One, Inc., 2,268.534%, 2/15/09 (e)(r)	47,000	1,128,000
Credit Suisse First Boston Mortgage Securities Corp., 1.026%, 12/18/35 (e)(r)	70,000,000	112,140
Crown Castle Towers LLC:
4.643%, 6/15/35 (e)	4,000,000	4,046,065
5.245%, 11/15/36 (e)	2,000,000	1,996,120
5.362%, 11/15/36 (e)	1,000,000	1,017,644
FFCA Secured Lending Corp, 1.031%, 10/18/25 (e)(r)	8,231,568	220,049
First Union National Bank — Bank Of America N.A. Commercial Mortgage Trust, 1.974%, 3/15/33 (e)(r)	15,000,000	304,095
Global Signal:
Trust II, 4.232%, 12/15/14 (e)	500,000	490,450
Trust III, 5.361%, 2/15/36 (e)	1,175,000	1,196,796
JPMorgan Chase Commercial Mortgage Securities Corp., 1.53%, 3/15/33 (e)(r)	118,000,000	285,796
LB-UBS Commercial Mortgage Trust, 6.41%, 12/15/19	66,517	66,530

Total Commercial Mortgage-Backed Securities (Cost $22,895,194)		22,665,264

Corporate Bonds - 50.5%
AgFirst Farm Credit Bank:
8.393% to 12/15/11, floating rate thereafter to 12/15/16 (r)	1,945,000	2,068,912
6.585% to 06/15/12, floating rate thereafter to 6/15/49 (e)(r)	3,000,000	2,634,554
7.30%, 10/14/49 (e)	1,000,000	943,130

	Principal
	Amount	Value
Alliance Mortgage Investments:
12.61%, 6/1/10 (r)(x)	385,345	—
15.36%, 12/1/10 (r)(x)	259,801	—
AMB Property LP, 5.45%, 12/1/10	3,000,000	3,033,971
Anadarko Petroleum Corp., 5.391%, 9/15/09 (r)	1,660,000	1,634,492
APL Ltd., 8.00%, 1/15/24	150,000	144,750
Army Hawaii Family Housing , 6.50%, 6/15/50 (e)(r)	10,000,000	10,048,250
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)(p)*	350,000	70,000
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	227,000	264,587
BAC Capital Trust XV, 5.924%, 6/1/56 (r)	1,500,000	1,355,856
BAE Systems Asset Trust, 6.664%, 9/15/13 (e)	6,399,139	6,591,113
Bank of Nova Scotia Trust Company of New York, 5.20%, 2/20/09	5,000,000	5,020,705
Basin Electric Power Cooperative:
6.10%, 6/10/29 (e)(r)	5,000,000	4,998,350
6.40%, 6/10/30 (e)(r)	6,600,000	6,595,138
6.25%, 5/1/32 (e)(r)	29,500,000	29,484,100
Bear Stearns Co’s, Inc.:
5.599%, 7/19/10 (r)	3,000,000	2,819,976
5.731%, 10/28/14 (r)	500,000	462,274
BellSouth Telecommunications, Inc., 6.125%, 9/23/08	1,000,000	1,009,363
BF Saul REIT, 7.50%, 3/1/14	685,000	637,050
Branch Banking & Trust Co, 5.174%, 9/2/08 (r)	120,000	120,038
Bunge Ltd. Finance Corp., 4.375%, 12/15/08	3,000,000	2,979,645
C8 Capital SPV Ltd., 6.64% to 12/31/14, floating rate thereafter to 12/31/49 (e)(r)	2,000,000	1,888,373
CAM US Finance SA Sociedad Unipersonal, 5.061%, 2/1/10 (e)(r)	1,000,000	959,012
Capmark Financial Group, Inc., 5.529%, 5/10/10 (e)(r)	1,400,000	1,128,831
Cardinal Health, Inc., 5.499%, 10/2/09 (e)(r)	1,000,000	1,000,776
Cargill, Inc, 5.60%, 9/15/12 (e)	3,000,000	3,049,451
Chevy Chase Bank FSB, 6.875%, 12/1/13	1,000,000	981,312
Chilquinta Energia Finance Co. LLC, 6.47%, 4/1/08 (e)	2,000,000	2,011,564
Cinergy Global Resources, Inc., 6.20%, 11/3/08 (e)	6,500,000	6,590,962
CIT Group, Inc.:
5.052%, 2/21/08 (r)	5,000,000	4,955,869
3.875%, 11/3/08	399,000	390,369
Citigroup, Inc.:
5.286%, 6/9/09 (r)	110,000	109,155
6.50%, 1/18/11	7,000,000	7,298,906
5.125%, 2/14/11	4,975,000	5,002,800
Compass Bancshares, Inc., 5.843%, 10/9/09 (e)(r)	3,000,000	2,979,921
Countrywide Financial Corp., 5.128%, 5/5/08 (r)	480,000	426,000
CVS Caremark Corp., 6.302% to 6/1/12, floating rate thereafter to 6/1/37 (r)	2,000,000	1,929,526
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	1,000,000	1,091,807
Discover Financial Services, 5.663%, 6/11/10 (e)(r)	6,756,000	6,295,009
Dominion Resources, Inc., 5.687%, 5/15/08 (r)	3,000,000	3,009,208
Duke Energy Corp., 4.20%, 10/1/08	2,000,000	1,985,137
ERAC USA Finance Co., 5.30%, 11/15/08 (e)	1,000,000	1,008,209
Fidelity National Information Services, Inc., 4.75%, 9/15/08	500,000	495,534
Fifth Third Bank, 2.87%, 8/10/09	218,178	216,420
First Tennessee Bank:
5.75%, 12/1/08	250,000	249,045
5.316%, 12/8/08	5,150,000	5,153,659

	Principal
	Amount	Value
Fiserv, Inc., 6.125%, 11/20/12 (r)	1,000,000	1,017,895
FMG Finance Pty Ltd.:
9.124%, 9/1/11 (e)(r)	9,305,000	9,572,519
10.00%, 9/1/13 (e)	1,400,000	1,541,750
Ford Motor Credit Co. LLC:
6.625%, 6/16/08	3,000,000	2,961,894
9.693%, 4/15/12 (r)	12,000,000	11,761,177
Giants Stadium LLC:
5.95%, 4/1/29 (e)(r)	15,000,000	15,000,000
5.95%, 4/1/37 (e)(r)	10,000,000	10,000,000
Glitnir banki HF:
5.403%, 10/15/08 (e)(r)	8,000,000	7,753,593
4.75%, 10/15/10 (e)	1,000,000	980,202
5.62%, 1/21/11 (e)(r)	2,000,000	1,897,230
6.33%, 7/28/11 (e)	180,000	176,972
6.375%, 9/25/12 (e)	100,000	97,830
GMAC LLC:
6.125%, 1/22/08	4,000,000	3,993,668
5.125%, 5/9/08	3,690,000	3,643,559
6.034%, 9/23/08 (r)	4,000,000	3,841,624
6.119%, 5/15/09 (r)	6,500,000	6,030,133
Great River Energy, 5.829%, 7/1/17 (e)	10,000,000	10,253,100
Health Care Property Investors, Inc., 5.441%, 9/15/08 (r)	5,000,000	4,990,659
HRPT Properties Trust, 5.591%, 3/16/11 (r)	2,000,000	1,930,872
HSBC Finance Corp.:
5.836%, 2/15/08	4,000,000	4,003,655
4.45%, 9/15/08	2,000,000	1,999,290
Independence Community Bank Corp.:
3.50% to 6/1/08, floating rate thereafter to 6/20/13 (r)	2,350,000	2,342,195
3.75% to 4/1/09, floating rate thereafter to 4/1/14 (r)	4,500,000	4,484,621
Ingersoll-Rand Co. Ltd.:
6.391%, 11/15/27	1,135,000	1,190,697
6.443%, 11/15/27	105,000	117,407
6.015%, 2/15/28	500,000	517,743
Irwin Land LLC, 4.51%, 12/15/15 (e)	1,335,000	1,300,891
JPMorgan Chase & Co.:
3.625%, 5/1/08	915,000	914,511
3.51%, 10/28/08 (r)	4,000,000	3,999,535
Kaupthing Bank HF, 5.75%, 10/4/11 (e)	7,000,000	6,583,507
Land O’ Lakes Inc., 9.00%, 12/15/10	3,225,000	3,337,875
Lehman Brothers Holdings, Inc., 3.19%, 9/8/08 (r)	3,000,000	2,979,960
Leucadia National Corp.:
7.00%, 8/15/13	3,630,000	3,498,412
8.125%, 9/15/15	2,750,000	2,771,146
LL&P Wind Energy, Inc. Washington Revenue Bonds:
5.217%, 12/1/12	4,000,000	4,059,880
5.733%, 12/1/17	2,000,000	2,048,980
Lumbermens Mutual Casualty Co., 8.30%, 12/1/37 (e)(m)*	300,000	2,625

	Principal
	Amount	Value
M&I Marshall & Ilsley Bank, 5.401%, 12/4/12 (r)	1,000,000	943,079
Meridian Funding Co. LLC:
5.378%, 6/9/08 (r)	833,333	830,125
5.443%, 10/6/08 (e)(r)	219,120	218,476
Merrill Lynch & Co., Inc., 5.098%, 2/5/10 (r)	291,000	282,896
Morgan Stanley:
5.333%, 1/15/10 (r)	1,500,000	1,464,418
5.523%, 1/15/10 (r)	3,500,000	3,445,124
Nationwide Health Properties, Inc.:
6.50%, 7/15/11	4,000,000	4,147,715
6.59%, 7/7/38	1,300,000	1,361,452
NPS LLC:
5.95%, 12/28/16 (e)(r)	9,200,000	9,200,000
6.50%, 12/22/27 (e)(r)	10,400,000	10,400,000
Oneok, Inc., 5.51%, 2/16/08	3,285,000	3,282,312
Orkney Re II plc, Series B, 8.50%, 12/21/35 (b)(e)(r)	1,400,000	1,330,000
Pacific Pilot Funding Ltd., 5.93%, 10/20/16 (e)(r)	487,468	487,604
Pacificorp, 6.375%, 5/15/08	30,000	30,166
PacifiCorp Australia LLC, 6.15%, 1/15/08 (e)	3,350,000	3,351,370
Pioneer Natural Resources Co.:
5.875%, 7/15/16	1,150,000	1,058,444
6.65%, 3/15/17	2,000,000	1,923,204
PPF Funding, Inc., 5.35%, 4/15/12 (e)	2,000,000	2,059,347
Preferred Term Securities IX Ltd., 5.95%, 4/3/33 (e)(r)	959,500	959,500
PRICOA Global Funding I, 5.204%, 6/3/08 (e)(r)	350,000	349,506
Prudential Financial, Inc., 5.261%, 6/13/08 (r)	500,000	500,219
Public Service Electric & Gas Co., 6.375%, 5/1/08 (r)	1,275,000	1,280,706
Reed Elsevier Capital, Inc., 5.321%, 6/15/10 (r)	2,500,000	2,444,163
Regions Financial Corp., 4.50%, 8/8/08	1,500,000	1,498,927
Residential Capital LLC:
5.646%, 6/9/08 (r)	7,085,000	6,093,100
8.544%, 4/17/09 (e)(r)	750,000	345,000
6.375%, 6/30/10	1,500,000	960,000
Richmond County Capital Corp., 8.61%, 7/15/49 (e)	1,700,000	1,706,375
Rouse Co., 8.00%, 4/30/09	1,000,000	996,681
SABMiller plc, 5.531%, 7/1/09 (e)(r)	175,000	174,717
SLM Corp., 5.164%, 1/25/08 (r)	8,000,000	7,989,962
Sovereign Bancorp, Inc., 5.404%, 3/1/09 (r)	2,000,000	1,972,454
Sovereign Bank:
4.00%, 2/1/08	2,830,000	2,827,365
4.375% to 8/1/08, floating rate thereafter to 8/1/13 (r)	6,325,000	6,330,922
Susquehanna Bancshares, Inc., 4.75% to 5/1/09, floating rate thereafter to 5/1/14 (r)	1,000,000	1,004,728
TIERS Trust, 8.45%, 12/1/17 (n)*	658,859	9,883
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/09 (e)	3,000,000	2,871,270
2/15/45 (e)	46,538,313	6,498,914
Union Pacific Corp.:
8.02%, 7/2/12	291,766	320,847
6.91%, 8/27/17	1,332,787	1,451,631
UnitedHealth Group, Inc., 5.09%, 6/21/10 (e)(r)	3,000,000	2,990,106

	Principal
	Amount	Value
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/15/42 (r)	3,000,000	2,665,167
Wal-Mart Stores, Inc., 8.07%, 12/21/12	500,000	548,370
Weyerhaeuser Co., 5.884%, 9/24/09 (r)	5,000,000	5,001,876
Xerox Corp., 5.716%, 12/18/09 (r)	750,000	750,380
Xstrata Finance Dubai Ltd., 5.229%, 11/13/09 (e)(r)	3,000,000	2,965,802

Total Corporate Bonds (Cost $398,997,897)		396,045,019

Taxable Municipal Obligations - 17.8%
Adams-Friendship Area Wisconsin School District GO Bonds:
5.07%, 3/1/09	180,000	181,512
5.09%, 3/1/10	105,000	106,888
5.13%, 3/1/11	115,000	117,750
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon, 10/1/09	6,000,000	5,535,300
Allentown Pennsylvania GO Bonds, 3.41%, 10/1/09	1,910,000	1,882,534
Baltimore Maryland General Revenue Bonds, 5.00%, 7/1/12	1,330,000	1,339,576
Bayonne New Jersey Municipal Utilities Authority Revenue Bonds, 3.70%, 4/1/10	365,000	358,988
Bethlehem Pennsylvania GO Bonds, 4.10%, 11/1/09	675,000	673,319
Boynton Beach Florida Community Redevelopment Agency Tax Allocation Revenue Bonds, 5.10%, 10/1/15	910,000	932,768
Bridgeview Illinois GO Bonds, 4.62%, 12/1/11	490,000	491,637
Burlingame California PO Revenue Bonds, 5.255%, 6/1/11	1,000,000	1,027,360
Butler Pennsylvania Redevelopment Authority Tax Increment Revenue Bonds, 5.25%, 12/1/13	680,000	694,219
California State Industry Sales Tax Revenue Bonds, 5.00%, 1/1/12	2,900,000	2,951,475
California State M-S-R Public Power Agency Revenue Bonds, 3.45%, 7/1/09	3,460,000	3,419,034
California Statewide Communities Development Authority Revenue Bonds:
Zero Coupon, 6/1/08	1,395,000	1,371,648
5.34%, 8/1/08	1,680,000	1,684,452
5.41%, 8/1/09	1,755,000	1,771,321
Zero Coupon, 6/1/10	2,820,000	2,559,940
Zero Coupon, 6/1/13	3,190,000	2,503,129
Canyon Texas Regional Water Authority Revenue Bonds, 5.70%, 8/1/12	165,000	172,555
Chicago Illinois GO Bonds, 5.20%, 1/1/10	3,600,000	3,667,680
Chicago Illinois O’Hare International Airport Revenue Bonds, 5.053%, 1/1/11	3,720,000	3,774,572
College Park Georgia Revenue Bonds, 5.497%, 1/1/08	2,000,000	2,000,000
Cook County Illinois School District GO Bonds:
No. 089 Maywood, Zero Coupon, 12/1/12	2,135,000	1,664,724
No. 95 Taxable Limited Refunding School Bonds, 5.45%, 12/1/11	200,000	207,006
No. 170 Chicago Heights, Zero Coupon, 12/1/12	380,000	296,297
Corte Madera California COPs, 5.447%, 2/1/16	1,575,000	1,617,367
El Paso Texas GO Bonds:
5.512%, 8/15/09	1,245,000	1,269,514
5.674%, 8/15/12	1,000,000	1,044,840
5.724%, 8/15/13	1,000,000	1,050,880
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18	1,810,000	1,856,770

	Principal
	Amount	Value
Fall Creek Wisconsin School District GO Bonds, 5.91%, 3/1/19	605,000	628,008
Frisco Texas Economic Development Corp. Sales Tax Revenue Bonds, 5.619%, 2/15/17	1,000,000	1,022,980
Grant County Washington Public Utility District No. 2 Revenue Bonds:
3.91%, 1/1/08	325,000	325,000
5.11%, 1/1/13	500,000	505,710
Hillsborough County Florida Port District Revenue Bonds, Zero Coupon:
6/1/11	1,230,000	1,066,877
12/1/11	1,230,000	1,039,657
Illinois State MFH Development Authority Revenue Bonds:
5.60%, 12/1/15	1,630,000	1,696,716
5.662%, 7/1/17	2,130,000	2,203,698
Indiana State Bond Bank Revenue Bonds:
2.79%, 1/15/08	450,000	449,779
5.27%, 1/15/08	1,000,000	1,000,480
Inglewood California Pension Funding Revenue Bonds:
4.57%, 9/1/08	205,000	205,004
4.65%, 9/1/09	215,000	215,058
4.74%, 9/1/10	225,000	225,083
Iron County Wisconsin GO Bonds, 5.26%, 3/1/19	655,000	673,006
La Verne California PO Revenue Bonds:
5.34%, 6/1/08	260,000	260,640
5.40%, 6/1/09	270,000	273,281
5.45%, 6/1/10	340,000	347,616
5.49%, 6/1/11	350,000	359,586
Los Angeles California Community Redevelopment Agency Tax Allocation Bonds:
3.94%, 7/1/08	775,000	772,047
4.22%, 7/1/09	805,000	801,812
Los Angeles County California PO Revenue Bonds, Zero Coupon, 6/30/10	363,000	328,014
Maryland State Health and Higher Educational Facilities Authority Revenue Bonds, 5.30%, 7/1/10	630,000	646,134
Michigan State Municipal Bond Authority Revenue Bonds:
5.46%, 6/1/08	2,785,000	2,796,056
5.42%, 12/1/08	2,890,000	2,914,536
5.252%, 6/1/15	1,000,000	1,003,970
Midpeninsula California Regional Open Space District Financing Authority Revenue Bonds, 5.15%, 9/1/12	3,075,000	3,153,935
Mississippi State Development Bank SO Revenue Bonds, 5.21%, 7/1/08	4,000,000	4,014,520
Nevada State Department of Business & Industry Lease Revenue Bonds, 5.32%, 6/1/17	1,230,000	1,252,890
New York State Dormitory Authority Revenue Bonds, 3.85%, 3/15/11	1,850,000	1,830,520
New York State Sales Tax Asset Receivables Corp. Revenue Bonds, 3.60%, 10/15/08	3,300,000	3,277,560
New York State Urban Development Corp. Revenue Bonds, 4.38%, 12/15/11	2,300,000	2,290,869
Northwest Washington Electric Energy Revenue Bonds, 4.06%, 7/1/09	1,000,000	997,320
Northwest Washington Open Access Network Revenue Bonds, 6.39%, 12/1/10	935,000	990,352
Oakland California PO Revenue Bonds, Zero Coupon, 12/15/10	2,000,000	1,768,800
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.268%, 9/1/11	2,860,000	2,941,682
5.252%, 9/1/16	1,760,000	1,796,925
5.263%, 9/7/16	2,675,000	2,761,804

	Principal
	Amount	Value
Oakland City California PO Revenue Bonds, Zero Coupon, 12/15/12	1,680,000	1,342,505
Oklahoma City Oklahoma Airport Trust Revenue Bonds, 4.60%, 10/1/09	1,330,000	1,337,914
Oklahoma State Capital Improvement Authority Revenue Bonds, 5.10%, 7/1/11	2,720,000	2,782,995
Orange County California PO Revenue Bonds, Zero Coupon, 9/1/11	6,100,000	5,214,463
Oregon State Department of Administrative Services Lottery Revenue Bonds:
5.389%, 4/1/08	1,000,000	1,002,360
5.334%, 4/1/09	1,565,000	1,585,079
5.374%, 4/1/10	1,650,000	1,690,706
5.355%, 4/1/11	1,000,000	1,030,720
Palm Springs California Community Redevelopment Agency Tax Allocation Bonds, 5.59%, 9/1/17	1,140,000	1,176,754
Pennsylvania State Convention Center Authority Revenue Bonds, 4.97%, 9/1/11	3,040,000	3,070,734
Pittsburg California Redevelopment Agency Tax Allocation Bonds, 5.115%, 8/1/16	1,800,000	1,804,626
Pittsburgh Pennsylvania GO Bonds, 5.47%, 9/1/08	4,000,000	4,027,200
Placer County California Redevelopment Agency Tax Allocation Bonds, 5.75%, 8/1/15	705,000	734,194
Riverside California Public Financing Authority Tax Allocation Bonds, 5.24%, 8/1/17	2,000,000	2,030,760
Roseville California Redevelopment Agency Tax Allocation Bonds, 5.31%, 9/1/13	580,000	597,789
Sacramento City California Financing Authority Tax Allocation Revenue Bonds, 4.985%, 12/1/09	1,035,000	1,044,274
San Antonio Texas GO Bonds, 2.80%, 2/1/08	500,000	499,380
San Diego California Redevelopment Agency Tax Allocation Bonds, 5.66%, 9/1/16	1,435,000	1,506,965
Santa Fe Springs California Community Development Commission Tax Allocation Bonds, 5.18%, 9/1/11	1,575,000	1,615,336
Schenectady New York Metroplex Development Authority Revenue Bonds:
5.20%, 8/1/08	125,000	125,519
5.15%, 8/1/09	135,000	136,858
Shawano-Gresham Wisconsin School District GO Bonds, 5.75%, 3/1/11	360,000	375,145
Shorewood Wisconsin School District GO Bonds, 5.30%, 4/1/16	335,000	340,568
South Bend County Indiana Economic Development Income Tax Revenue Bonds:
5.125%, 2/1/10	560,000	570,097
5.20%, 2/1/14	1,295,000	1,325,497
Southern California Airport Authority Tax Allocation Bonds, 5.00%, 12/1/12	850,000	841,279
St Paul Minnesota Sales Tax PO Revenue Bonds , 5.30%, 11/1/12	1,500,000	1,528,020
Stanislaus County California Revenue Bonds, 7.15%, 8/15/13	555,000	600,277
Virginia State Housing Development Authority Revenue Bonds, 5.24%, 7/1/09	1,050,000	1,060,448
West Contra Costa California Unified School District COPs:
4.50%, 1/1/08	275,000	275,000
4.59%, 1/1/09	285,000	285,855
4.66%, 1/1/10	435,000	438,719
Ypsilanti Michigan GO Bonds, 5.55%, 5/1/12	335,000	348,018

Total Taxable Municipal Obligations (Cost $136,767,496)		139,409,034

	Principal
	Amount	Value
U.S. Government Agencies and Instrumentalities - 16.3%
Fannie Mae, 5.50%, 12/25/16	857,380	867,874
Federal Farm Credit Bank, 3.20%, 4/7/08	3,000,000	2,992,108
Federal Home Loan Bank, 3.625%, 11/14/08	3,395,000	3,382,038
Federal Home Loan Bank Discount Notes, 1/2/08	114,700,000	114,689,645
Freddie Mac, 5.125%, 12/15/13	1,797,996	1,796,698
Government National Mortgage Association, 5.50%, 1/16/32 (r)	5,353,831	736,152
New Valley Generation I, 7.299%, 3/15/19	822,210	959,846
New Valley Generation V, 4.929%, 1/15/21	807,240	805,671
Overseas Private Investment Corp., 7.45%, 12/15/10	620,450	657,356
Tunisia Government AID Bonds, Guaranteed by the United States Agency of International Development, 9.375%, 8/1/16	674,999	797,721

Total U.S. Government Agencies and Instrumentalities (Cost $127,537,263)		127,685,109

U.S. Treasury - 1.9%
United States Treasury Notes:
4.125%, 8/31/12	3,190,000	3,284,205
4.25%, 9/30/12	1,325,000	1,371,168
4.25%, 11/15/17	10,245,000	10,421,086

Total U.S. Treasury (Cost $14,858,696)		15,076,459

Equity Securities - 1.7%
Conseco, Inc. *	98,632	1,238,818
Fannie Mae, Series S Preferred	160,000	4,120,000
Freddie Mac, Series Z Preferred	140,000	3,661,000
Roslyn Real Estate Asset Corp., Preferred	15	1,511,719
WoodBourne Pass-Through Trust, Preferred (e)	25	2,395,312

Total Equity Securities (Cost $13,356,240)		12,926,849

TOTAL INVESTMENTS (Cost $773,810,002) - 98.6%		772,902,115
Other assets and liabilities, net - 1.4%		11,308,205

NET ASSETS - 100%		$784,210,320

*	Non-income producing security.

(b)	This security is valued by the Board of Trustees.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m)	The Illinois Insurance Department prohibited Lumbermens from making interest payments.

This security is no longer accruing interest.

(n)	The Illinois Insurance Department prohibited Lumbermens from making interest payments.

This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(p)	The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments.

This security is no longer accruing .

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(x)	Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
LLC: Limited Liability Corporation
LP: Limited Partnership
REIT: Real Estate Investment Trust
VRDN: Variable Rate Demand Note
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CALVERT ULTRA-SHORT FLOATING INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007

	Principal
Asset Backed Securities - 9.1%	Amount	Value
AmeriCredit Automobile Receivables Trust, 5.37%, 10/6/09	$34,386	$34,425
Capital One Auto Finance Trust, 4.08%, 11/15/09	6,001	5,997
Chase Manhattan Auto Owner Trust, 2.83%, 9/15/10	60,273	59,983
GE Dealer Floorplan Master Note Trust, 4.959%, 4/20/11 (r)	75,000	74,442
GS Auto Loan Trust, 2.65%, 5/16/11	9,039	9,032
Hyundai Auto Receivables Trust, 5.25%, 9/15/09	49,011	49,035
WFS Financial Owner Trust, 2.81%, 8/22/11	82,606	82,507

Total Asset Backed Securities (Cost $314,671)		315,421

	Principal
	Amount	Value
Collateralized Mortgage-Backed Obligations (privately originated) - 4.0%
Adjustable Rate Mortgage Trust, 5.189%, 2/25/35 (r)	6,924	6,852
Impac CMB Trust:
5.179%, 10/25/34 (r)	5,973	5,874
5.125%, 4/25/35 (r)	6,693	6,214
MLCC Mortgage Investors, Inc.:
5.159%, 3/25/28 (r)	31,989	32,081
5.019%, 4/25/29 (r)	14,642	14,503
5.069%, 7/25/29 (r)	21,655	21,778
5.019%, 3/25/30 (r)	10,220	10,216
Sequoia Mortgage Trust, 5.06%, 11/20/34 (r)	42,702	42,085

Total Collateralized Mortgage-Backed Obligations (privately originated) (Cost $138,859)		139,603

Corporate Bonds - 67.4%
Anadarko Petroleum Corp., 5.391%, 9/15/09 (r)	60,000	59,078
Army Hawaii Family Housing , 6.50%, 6/15/50 (e)(r)	100,000	100,483
BAC Capital Trust XV, 5.924%, 6/1/56 (r)	30,000	27,117
Basin Electric Power Cooperative:
6.10%, 6/10/29 (e)(r)	100,000	99,967
6.40%, 6/10/30 (e)(r)	100,000	99,926
Bear Stearns Co’s, Inc., 5.599%, 7/19/10 (r)	40,000	37,600
Branch Banking & Trust Co, 5.174%, 9/2/08 (r)	30,000	30,010
Capmark Financial Group, Inc., 5.529%, 5/10/10 (e)(r)	40,000	32,252
Cinergy Global Resources, Inc., 6.20%, 11/3/08 (e)	10,000	10,140
CIT Group, Inc.:
5.052%, 2/21/08 (r)	20,000	19,823
5.253%, 3/12/10 (r)	30,000	27,471
Comcast Corp., 5.543%, 7/14/09 (r)	30,000	29,787
Countrywide Financial Corp., 5.133%, 2/28/08 (r)	25,000	23,406
Discover Financial Services, 6.663%, 6/11/10 (e)(r)	60,000	55,906
FMG Finance Pty Ltd., 9.124%, 9/1/11 (e)(r)	35,000	36,006
Ford Motor Credit Co. LLC, 9.693%, 4/15/12 (r)	80,000	78,408
Giants Stadium LLC:
5.95%, 4/1/29 (e)(r)	100,000	100,000
5.60%, 4/1/37 (e)(r)	100,000	100,000
5.95%, 4/1/37 (e)(r)	100,000	100,000
Glitnir banki HF, 5.403%, 10/15/08 (e)(r)	60,000	58,152
GMAC LLC:
6.034%, 9/23/08 (r)	40,000	38,416
6.119%, 5/15/09 (r)	65,000	60,301
Health Care Property Investors, Inc., 5.441%, 9/15/08 (r)	100,000	99,813
HRPT Properties Trust, 5.591%, 3/16/11 (r)	15,000	14,482
HSBC Finance Corp., 5.836%, 2/15/08	25,000	25,023

	Principal
Asset Backed Securities - 9.1%	Amount	Value
Johnson Controls, Inc., 5.444%, 1/17/08 (r)	50,000	50,002
M&I Marshall & Ilsley Bank, 5.401%, 12/4/12 (r)	25,000	23,577
Meridian Funding Co. LLC, 5.443%, 10/6/08 (e)(r)	47,038	46,899
Merrill Lynch & Co., Inc., 4.96%, 8/14/09 (r)	50,000	48,775
Morgan Stanley, 5.523%, 1/15/10 (r)	60,000	59,059
NationsBank Cap Trust III, 5.793%, 1/15/27 (r)	30,000	27,467
NPS LLC:
5.95%, 12/28/16 (e)(r)	100,000	100,000
6.50%, 12/22/27 (e)(r)	100,000	100,000
Pepco Holdings, Inc., 5.749%, 6/1/10 (r)	25,000	24,557
Post Apartment Homes LP VRDN, 4.86%, 7/15/29 (r)	50,000	50,000
Residential Capital LLC, 8.544%, 4/17/09 (e)(r)	10,000	4,600
SABMiller plc, 5.531%, 7/1/09 (e)(r)	25,000	24,960
Skyway Concession Co. LLC, 5.11%, 6/30/17 (e)(r)	60,000	59,597
SLM Corp., 5.164%, 1/25/08 (r)	100,000	99,875
Sovereign Bancorp, Inc., 5.404%, 3/1/09 (r)	80,000	78,898
SunTrust Bank, 5.309%, 4/2/08 (r)	15,000	15,005
Wachovia Bank, 5.25%, 3/23/09 (r)	50,000	49,610
Weyerhaeuser Co., 5.884%, 9/24/09 (r)	60,000	60,023
Xstrata Finance Dubai Ltd., 5.229%, 11/13/09 (e)(r)	60,000	59,316

Total Corporate Bonds (Cost $2,376,852)		2,345,787

Taxable Municipal Obligations - 7.5%
CIDC-Hudson House LLC New York Revenue VRDN, 7.00%, 12/1/34 (r)	50,000	50,000
Kaukauna Wisconsin School District GO Revenue Bonds, 5.33%, 3/1/08	65,000	65,105
Middletown New York IDA Revenue VRDN, 7.00%, 6/1/15 (r)	50,000	50,000
Portage Indiana Economic Development Revenue VRDN, 5.05%, 3/1/20 (r)	50,000	50,000
SunAmerica Trust Various States VRDN, 5.182%, 7/1/41(r)	47,000	47,000

Total Taxable Municipal Obligations (Cost $262,000)		262,105

U.S. Government Agencies and Instrumentalities - 11.5%
Federal Home Loan Bank Discount Notes, 1/2/08	400,000	399,964

Total U.S. Government Agencies and Instrumentalities (Cost $399,964)		399,964

Equity Securities - 1.5%	Shares
Fannie Mae, Series S Preferred	2,000	51,500

Total Equity Securities (Cost $50,000)		51,500

TOTAL INVESTMENTS (Cost $3,542,346) - 101.0%		3,514,380

Other assets and liabilities, net — (1.0%)		(36,070)

NET ASSETS - 100%		$3,478,310

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Abbreviations:
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
VRDN: Variable Rate Demand Notes
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
NOTE A –– SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Fund (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with five separate portfolios: Income, Short Duration Income, Long-Term Income, Ultra-Short Floating Income, and New Vision Small Cap. Income, Short Duration Income, Long-Term Income, and Ultra-Short Floating Income are registered as non-diversified portfolios. New Vision Small Cap is registered as a diversified portfolio. The operations of each series are accounted for separately. Ultra-Short Floating Income began operations on October 31, 2006. Income offers five classes of shares of beneficial interest (Class A, Class B, Class C, Class I, and Class R, which commenced operations on October 31, 2006). New Vision Small Cap offers four classes of shares of beneficial interest (Class A, Class B, Class C, and Class I). Short Duration Income offers three classes of shares of beneficial interest (Class A, Class C, and Class I) and Long-Term Income and Ultra-Short Floating Income each offer Class A shares of beneficial interest. Class A shares are sold with a maximum front-end sales charge of 4.75%, 3.75%, 2.75%, and 1.25% for New Vision Small Cap, Income and Long-Term Income, Short Duration Income, and Ultra-Short Floating Income respectively. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class R shares are sold without a front-end or deferred sales charge, have a higher level of expenses than Class A shares, and are generally only available to certain retirement plans where plan level or omnibus accounts are held on the books of the Fund. Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign securities are valued based on quotations from the principle market in which such securities are normally traded. If events occur after the close of the principle market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.
The following securities were fair valued in good faith under the direction of the Board of Trustees as of December 31, 2007:

	Total Investments	% of Net Assets
Income	$29,595,569	0.5%

New Vision	1,222,326	1.0%

Short Duration Income	1,330,000	0.2%
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.
Short Sales: The Fund may use short sales of U.S. Treasury securities for the limited purpose of hedging the Fund’s duration. Any short sales will be covered with an equivalent amount of high quality, liquid securities in a segregated account at the Fund’s custodian.
Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Fund’s Schedules of Investments.
Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See Schedule of Investments footnotes.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I and Class R shares). The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits may be used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

New Accounting Pronouncements:
In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” – an interpretation of FASB Statement 109 (FIN 48), effective on the last business day of the semi-annual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2004 – 2007) for purposes of implementing FIN 48, and has concluded that as of December 31, 2007, no provision for income tax would be required in the Fund’s financial statements.
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
NOTE B — TAX INFORMATION
The following table presents the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at December 31, 2007, and net realized capital loss carryforwards as of September 30, 2007 with expiration dates:

			Short	Ultra-Short
		Long-Term	Duration	Floating	New Vision
	Income	Income	Income	Income	Small Cap
Federal income tax cost of investments	$6,353,077,093	$14,038,127	$773,891,929	$3,543,669	$115,886,481

Unrealized appreciation	44,437,573	218,074	5,822,265	8,633	19,303,836

Unrealized depreciation	(211,166,989)	(111,662)	(6,812,079)	(37,922)	(7,252,659)

Net unrealized appreciation/ (depreciation)	($166,729,416)	$106,412	($989,814)	($29,289)	$12,051,177

CAPITAL LOSS CARRYFORWARDS

New Vision
Expiration Date	Small Cap
30-Sept-2010	$571,370

30-Sept-2014	2,061,130

30-Sept-2015	1,688,942

$4,321,442

Capital loss carryforwards may be utilized to offset current and future capital gains until expiration.
The New Vision Small Cap Fund’s use of net capital loss carryforwards of $571,370 (from Calvert Social Investment Fund Technology Portfolio that merged into the Fund in January 2003) may be limited under certain tax provisions.
Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CALVERT FUND

By:	/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President — Principal Executive Officer

Date: February 27, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President — Principal Executive Officer

Date: February 27, 2008

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer

Date: February 27, 2008